SUMMARY OF DISAGGREGATION OF REVENUE (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Total revenue	$ 5,568,224	$ 2,823,911
Continuing Operations [Member]
Product Information [Line Items]
Total revenue	5,568,224	2,823,911
Product [Member] | Continuing Operations [Member]
Product Information [Line Items]
Total revenue	935,209
Waste Collection And Disposal [Member] | Continuing Operations [Member]
Product Information [Line Items]
Total revenue	$ 4,633,015	$ 2,823,911